CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 107,379	$ 298,068
Short-term investments	4,878	8,490
Restricted cash	24,106	25,450
Trade receivables (note 4)	60,001	67,750
Inventories:
Ore stockpiles	69,012	52,342
Concentrates and dore bars	59,646	69,695
Supplies	192,870	222,630
Income taxes recoverable	21,804	19,313
Available-for-sale securities (notes 4 and 8)	68,805	44,719
Fair value of derivative financial instruments (notes 4 and 10)	7,135	1,835
Other current assets	115,242	92,977
Total current assets	730,878	903,269
Other assets	43,401	55,838
Goodwill (note 14)	235,414	229,279
Property, plant and mine development (note 5)	4,241,107	4,067,456
TOTAL ASSETS	5,250,800	5,255,842
Current
Accounts payable and accrued liabilities	207,539	185,329
Reclamation provision (note 13)	11,022	16,816
Dividends payable		37,905
Interest payable (note 9)	13,383	13,602
Income taxes payable	4,445	10,061
Capital lease obligations	10,959	12,955
Fair value of derivative financial instruments (notes 4 and 10)	1,968
Total current liabilities	249,316	276,668
Long-term debt (note 9)	850,000	830,000
Reclamation provision and other liabilities	119,894	127,735
Deferred income and mining tax liabilities	614,764	611,227
SHAREHOLDERS' EQUITY
Common shares (note 6): Outstanding - 173,311,379 common shares issued, less 396,685 shares held in trust	3,265,068	3,241,922
Stock options (notes 6 and 7)	163,835	148,032
Warrants (note 6)	24,858	24,858
Contributed surplus	15,665	15,665
Retained earnings (deficit)	(31,468)	7,046
Accumulated other comprehensive loss (note 6)	(21,132)	(27,311)
Total shareholders' equity	3,416,826	3,410,212
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,250,800	$ 5,255,842